TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2024
TRADE PAYABLES
Schedule of Trade Payables

	As of December 31,
Current	2024	2023
Suppliers	431,860	764,768
Related Parties (Note 27.b)	12,827	12,330
	444,687	777,098
Non-current
Suppliers	16,476	1,990
	16,476	1,990
Total trade payables	461,163	779,088